Document and Entity Information	Jan. 07, 2025
Cover [Abstract]
Entity Registrant Name	IGM Biosciences, Inc.
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On January 10, 2025, IGM Biosciences, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) disclosing a strategic update to halt further development of imvotamab, an IGM-based CD20 X CD3 bispecific antibody T cell engager, and IGM-2644, an IGM-based CD38 X CD3 bispecific antibody T cell engager, for autoimmune diseases, including an approximately 73% reduction in force to preserve cash (the "2025 Restructuring").At the time of the filing of the Original Form 8-K, the Company was unable in good faith to make a determination of an estimate or range of estimates required by paragraphs (b), (c) and (d) of Item 2.05 of Form 8-K with respect to the 2025 Restructuring. This Amendment No. 1 to the Original Form 8-K (the “Amendment”) is being filed by the Company to provide such information. Except as set forth herein, the remainder of the Original Form 8-K is unchanged.
Entity Central Index Key	0001496323
Document Period End Date	Jan. 07, 2025
Entity Emerging Growth Company	false
Entity File Number	001-39045
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0349194
Entity Address, Address Line One	325 E. Middlefield Road
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	(650)
Local Phone Number	965-7873
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	IGMS
Security Exchange Name	NASDAQ